Other Post-Employment Benefits	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Other Post-Employment Benefits
23.	OTHER POST-EMPLOYMENT BENEFITS
The Company offers post-employment life insurance, health care and dental care to some of its retirees. These obligations are not pre-funded.
The most recent actuarial valuations of the present value of the other post-employment benefit obligation were carried out at November 1, 2021.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

As at and for the years ended,	March 31, 2022	March 31, 2021
Assumptions for determination of defined benefit cost:
Discount rate
Defined benefit obligation	3.41%	4.15%
Current service cost	3.68%	4.43%
Interest cost on benefit obligation	2.79%	3.65%
Interest cost on current service cost	3.58%	4.31%
Health care cost immediate trend rate	5.04%	5.09%
Assumptions for determination of defined benefit obligation:
Effective discount rate	4.31%	3.41%
Health care cost immediate trend rate	5.04%	5.04%
Assumptions for determination of defined benefit cost and defined benefit obligation:
Health care cost ultimate trend rate	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040	2040
Salary Increases per annum	2.00%	2.00%
Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B
The components of amounts recognized in the consolidated statements of net income (loss) in respect of these other post-employment benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in net income (loss) were as follows:
Current service cost	$4.0	$3.2	$4.0
Net interest cost	8.0	9.6	8.9

	$12.0	$12.8	$12.9

Post employment benefit costs recognized in:
Cost of sales	$3.6	$2.8	$3.6
Administrative and selling expense	0.4	0.4	0.4
Interest on pension liability	8.0	9.6	8.9

	$12.0	$12.8	$12.9

The components of amounts recognized in the consolidated statements of comprehensive income (loss) in respect of these other post-employment benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in other comprehensive (income) loss, were as follows:
Actuarial (income) losses on accrued post employment benefit liability	$(60.0)	$28.8	$(33.2)
Less tax effect	—	—	2.6

	$(60.0)	$28.8	$(30.6)

The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	March 31, 2022	March 31, 2021
Present value of post-employment benefit obligation	$239.8	$297.8
Fair value of plan assets	—	—

Accrued other post-employment benefit obligation	$239.8	$297.8

Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholder’s equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2020	$(22.8)	$—	$(22.8)
Actuarial loss immediately recognized	28.8	—	28.8
Balance at March 31, 2021	$6.0	$—	$6.0

Actuarial gain immediately recognized	(60.0)	—	(60.0)

Balance at March 31, 2022	$(54.0)	$—	$(54.0)

Continuities of the other post-employment benefit plan assets and obligations are as follows:

Movements in the present value of the post-employment benefit plan assets were as follows:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	10.3	(11.0)
Benefits paid	(10.3)	11.0

Fair value of plan assets at end of the year, March 31, 2022 and March 31, 2021, respectively	$—	$—

Movements in the present value of the other post-employment benefit obligation were as follows:
Defined benefit obligation at the beginning of the year	$297.8	$267.3
Current service cost	4.0	3.2
Interest cost	8.0	9.6
Actuarial (gains) losses arising from financial assumptions	(31.6)	30.9
Actuarial gains arising from demographic assumptions	(20.2)	—
Actuarial gains from experience adjustments	(7.8)	(2.2)
Benefits paid	(10.3)	(11.0)

Defined benefit obli g ation at end of the year, March 31, 2022 and March 31, 2021, respectively	$239.8	$297.8

Cash flow information
For the year ended March 31, 2022, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was
 $10.3

million (March 31, 2021 - $
11.0
million, March 31, 2020 - $11.6 million). The Company’s expected contributions for the fiscal year ending March 31, 2023 is $
12.6 million.
Sensitivity of results to actuarial assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

Years ended,	March 31, 2022	March 31, 2021
Effect of change in discount rate assumption

One percentage point increase	$(29.9)	$(38.8)
One percentage point decrease	$37.7	$49.8
Effect of change in health care cost trend rates
One percentage point increase	$29.6	$41.2
One percentage point decrease	$(24.9)	$(32.9)
Effect of change in mortality assumption
Set forward one year	$9.5	$14.0
Set back one year	$(9.3)	$(13.6)
The discount rate sensitivities presented above are estimates based on plan durations. The other post-employment benefit obligation and the current service cost have an implied duration of 14.4 and 30 years, respectively at current discount rates.